Contract balances and Other liabilities (Details 1) ₨ in Thousands	12 Months Ended
Mar. 31, 2020 INR (₨)
Statement [Line Items]
Balance as of April 1, 2019	₨ 33,634
Add: Revenue recognized during the year	43,502
Less: Invoiced during the period	(62,043)
Add: Translation gain or (loss)	1,020
Balance as at March 31, 2020	₨ 16,113